OMB Number: 3235-0675

Expires: October 31, 2021

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

PURSUANT TO SECTION 15G OF THE

SECURITIES EXCHANGE ACT OF 1934

SIERRA AUTO RECEIVABLES FUNDING LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period from January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): February 4, 2020

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001668784

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): Not applicable

Scott T. Schauer, (908) 461-4829

Name and telephone number, including area code, of the person to contact in connection with the filing

REPRESENTATIONS AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SIERRA AUTO RECEIVABLES FUNDING LLC
(Depositor)

By:	/s/ Scott T. Schauer

Name:	Scott T. Schauer
Title:	Chief Operating Officer and Controller

Date: February 4, 2020